Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash	$ 5,002	$ 6,382
Restricted cash (note 4)	371	7,500
Accounts receivable (note 5)	8,564	13,979
Unbilled receivables	8,347	12,080
Inventory (note 6)	9,130	10,005
Prepaid expenses and other	3,345	3,067
Assets, Current, Total	34,759	53,013
Property, plant, and equipment, net (note 7)	14,311	14,038
Intangible assets, net (note 8)	7,904	8,999
Goodwill (note 8)	6,498	6,498
Other assets (note 9)	2,012	3,013
Total assets	65,484	85,561
Current liabilities
Accounts payable and accrued liabilities (note 10)	12,995	18,335
Deferred revenue	16,272	9,500
Current portion of long term debt (note 18)	2,456	0
Liabilities, Current, Total	31,723	27,835
Long term debt, net of discount (note 18)	21,026	21,204
Other liabilities	945	1,501
Liabilities, Noncurrent, Total	21,971	22,705
Total liabilities	53,694	50,540
Commitments and contingencies (note 19)
Share capital (note 20)
Common Shares, unlimited number of voting common shares authorized; 62,594,346 and 52,030,966 issued and outstanding at December 31, 2014 and December 31, 2013, respectively	168,854	166,959
Additional paid-in capital	15,367	11,337
Deficit	(174,127)	(143,740)
Accumulated other comprehensive income	1,696	465
Stockholders' Equity Attributable to Parent, Total	11,790	35,021
Total liabilities and shareholders' equity	$ 65,484	$ 85,561